Label	Element	Value
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock
The Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg U.S. High Yield Enhanced Fallen Angels Index (the “Underlying Index”).

Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 23, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Effective February 23, 2026, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	47.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated fixed-rate corporate bonds that were previously rated “investment grade” and have been downgraded to “high yield” based on ratings of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”). The downgrade from “investment grade” to “high yield” connotes that the bonds that comprise the Underlying Index are “fallen angels.” “High yield” bonds are also known as “junk” bonds.
To be eligible for inclusion in the Underlying Index, a bond must be a U.S. dollar-denominated corporate bond that:
■
is registered with the U.S. Securities & Exchange Commission (“SEC”), is a Section 3(a)(2) security under the Securities Act of 1933
(“Securities Act”) (which is a bond that is exempt from registration with the SEC), or is a Rule 144A security under the Securities Act (which is a privately placed security that is not registered with the SEC);
■
is issued by companies domiciled in countries classified as developed markets by the Index Provider;
■
previously had a rating of “investment grade” (as determined by the Index Provider based on ratings from Moody's, S&P and Fitch);
■
currently is rated “high yield” by the Index Provider and therefore has a Moody’s, S&P or Fitch rating of B1/B+/B+ or higher (up to the maximum rating of Ba1/BB+/BB+);
■
has at least $300 million of outstanding face value;
■
has a fixed-rate coupon; and
■
has at least one year to final maturity.
The Index Provider reviews bonds' average ratings in order to assess whether they are “investment grade” or “high yield.” In determining whether a bond has an average rating of “investment grade” or “high yield,” ratings from Moody's, S&P and Fitch are considered. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. If an issue is unrated, the Index Provider may consider expected ratings and/or issuer-level ratings adopted by a ratings agency.
As of the date of this prospectus, the Index Provider considers the following to be developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States.
There is no limit to the number of constituents in the Underlying Index. Bonds that meet the Index Provider’s criteria for inclusion in the Underlying Index are weighted based on the time since a bond’s rating was downgraded to “high yield.” This means that bonds that have been downgraded within the last 12 months have the highest relative weighting in the Underlying Index, while bonds that were downgraded more than 12 months ago have lower relative weightings in the Underlying Index. Bonds that were downgraded 24 or more months ago have the lowest relative weightings in the Underlying Index. Individual issuers with weights of 4.75% or greater are capped at 24% of the total index market value. Any excess above the cap is redistributed pro rata to other issuers.
As of December 31, 2025, the Underlying Index was comprised of 96 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	June 20, 2020	9.28%
Worst Quarter	March 31, 2020	-11.98%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 20, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	9.28%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.98%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Underlying Index has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Underlying Index will rise in value.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Non-Investment Grade Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Changing Fixed-Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs (as defined herein), which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Foreign Fixed-Income Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Industrial companies also may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments, labor relations and changes in the supply of and demand for their specific products or services or for industrials sector products in general.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Reinvestment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Valuation Time Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. As a result, trading spreads and the resulting premium or discount on the Fund’s Shares may widen, and, therefore, increase the difference between the market price of the Fund’s Shares and the NAV of such Shares.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Sampling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sampling Risk. The Fund's use of a representative sampling methodology may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize the realization of capital gains to the extent possible.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the Underlying Index. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the
Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 294
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.53%
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. High Yield Enhanced Fallen Angels Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Invesco Bloomberg Enhanced Fallen Angels ETF | RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.19%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.28%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.92%	[2]
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	12.78%
Annual Return [Percent]	oef_AnnlRtrPct	5.12%
Annual Return [Percent]	oef_AnnlRtrPct	(2.38%)
Annual Return [Percent]	oef_AnnlRtrPct	13.14%
Annual Return [Percent]	oef_AnnlRtrPct	5.15%
Annual Return [Percent]	oef_AnnlRtrPct	3.43%
Annual Return [Percent]	oef_AnnlRtrPct	(8.87%)
Annual Return [Percent]	oef_AnnlRtrPct	11.46%
Annual Return [Percent]	oef_AnnlRtrPct	5.60%
Annual Return [Percent]	oef_AnnlRtrPct	8.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.21%
Performance Inception Date	oef_PerfInceptionDate	Nov. 15, 2007
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.30%
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.17%

[1]	Effective February 23, 2026, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.
[2]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.